Warrants (Details) - USD ($)		12 Months Ended
	Dec. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrants (Details) [Line Items]
Warrants to purchase common shares	140,000
Warrants exercise price	$ 2.5
Proceeds from issuance of warrants	$ 32,200	$ 32,200
Underwriter Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase common shares		92,500
Exercise price, percentage on public offering price		125.00%
Warrants exercise price		$ 5